UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address:  535 Boylston Street
          Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George R. Ireland
Title:    Principal of GRI Holdings LLC, the Managing Member
Phone:    617-424-9900


Signature, Place and Date of Signing:


/s/ George R. Ireland          Boston, Massachusetts             8/11/06
-----------------------     ---------------------------     -------------------
       [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $88,496
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13-F File Number            Name
---      ---------------------            -----

1.        28-10808                        Sun Valley Gold LLC

2.        28-11774                        Geologic Resource Fund Ltd.

                                   FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN  CALL   DISCRETION    MGRS  SOLE  SHARED     NONE
--------------                --------        -----      --------  -------   ---  ----   ----------    ----  ----  ------     ----
ARCH COAL INC                 COM             039380100     807       19,048  SH         SHARED-OTHER  1              19,048
ARCH COAL INC                 COM             039380100   2,930       69,152  SH         SHARED-OTHER  1,2            69,152
AURIZON MINES LTD             COM             05155P106   2,159      770,934  SH         SHARED-OTHER  1             770,934
AURIZON MINES LTD             COM             05155P106   7,719    2,756,866  SH         SHARED-OTHER  1,2         2,756,866
CAMECO CORP                   COM             13321L108   1,335       33,412  SH         SHARED-OTHER  1              33,412
CAMECO CORP                   COM             13321L108   4,530      113,324  SH         SHARED-OTHER  1,2           113,324
GOLD FIELDS LTD               SPONSORED ADR   38059T106   1,008       44,000  SH         SHARED-OTHER  1              44,000
GOLD FIELDS LTD               SPONSORED ADR   38059T106   3,572      156,000  SH         SHARED-OTHER  1,2           156,000
KIMBER RES INC                COM             49435N101     733      345,611  SH         SHARED-OTHER  1             345,611
KIMBER RES INC                COM             49435N101   2,429    1,145,589  SH         SHARED-OTHER  1,2         1,145,589
MINEFINDERS LTD               COM             602900102   2,044      250,200  SH         SHARED-OTHER  1             250,200
MINEFINDERS LTD               COM             602900102   6,362      778,700  SH         SHARED-OTHER  1,2           778,700
MIRAMAR MINING CORP           COM             60466E100     412      111,849  SH         SHARED-OTHER  1             111,849
MIRAMAR MINING CORP           COM             60466E100   2,827      768,151  SH         SHARED-OTHER  1,2           768,151
NEW GOLD INC CDA              COM             644535106     632       70,599  SH         SHARED-OTHER  1              70,599
NEW GOLD INC CDA              COM             644535106   3,200      357,501  SH         SHARED-OTHER  1,2           357,501
NORTH AMERN PALLADIUM LTD     COM             656912102     109       12,489  SH         SHARED-OTHER  1              12,489
NORTH AMERN PALLADIUM LTD     COM             656912102     364       41,811  SH         SHARED-OTHER  1,2            41,811
PEABODY ENERGY CORP           COM             704549104   2,067       37,074  SH         SHARED-OTHER  1              37,074
PEABODY ENERGY CORP           COM             704549104   6,896      123,691  SH         SHARED-OTHER  1,2           123,691
PERU COPPER INC               COM             715455101   2,416      468,228  SH         SHARED-OTHER  1             468,228
PERU COPPER INC               COM             715455101   8,650    1,676,272  SH         SHARED-OTHER  1,2         1,676,272
RANDGOLD RES LTD              COM             752344309     141        6,733  SH         SHARED-OTHER  1               6,733
RANDGOLD RES LTD              COM             752344309     449       21,374  SH         SHARED-OTHER  1,2            21,374
RIO NARCEA GOLD MINES INC     COM             766909105   2,528    1,263,885  SH         SHARED-OTHER  1           1,263,885
RIO NARCEA GOLD MINES INC     COM             766909105   8,422    4,211,115  SH         SHARED-OTHER  1,2         4,211,115
TITANIUM METALS CORP          COM             888339207   3,187       92,689  SH         SHARED-OTHER  1              92,689
TITANIUM METALS CORP          COM             888339207  10,568      307,395  SH         SHARED-OTHER  1,2           307,395





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